Related Parties - Summary of Compensation Paid or Payable to Directors and to Key Management for Services (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Director compensation, and key management salaries and benefits	[1]	$ 2,743	$ 2,516	$ 2,777
Share-based compensation		417	327	840
Termination benefits		100	149	220
Key management personnel compensation		$ 3,260	$ 2,992	$ 3,837

[1]	Salaries and benefits include short-term incentive compensation.